Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue
	For the years ended,
	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Kellplant Proprietary Ltd	129,680	1,510,830	1,466,825
Kelltechnology SA Proprietary Ltd	684,407	1,344,039	625,750
Consulting and management fee with affiliated companies	814,087	2,854,869	2,092,575
Non-affiliated company revenue	663,739	72,591	—
	1,477,826	2,927,460	2,092,575